Fair Value Reserve	12 Months Ended
Dec. 31, 2025
Fair Value Reserve [Abstract]
FAIR VALUE RESERVE
22	FAIR VALUE RESERVE
Fair value reserve represents the cumulative fair value changes, net of tax, of financial assets, FVOCI until it is disposed of and is distributable.